Document And Entity Information	6 Months Ended
Jun. 30, 2012
Entity Information [Line Items]
Entity Registrant Name	PUGET ENERGY INC /WA
Entity Central Index Key	0001085392
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
PUGET SOUND ENERGY, INC.
Entity Information [Line Items]
Entity Registrant Name	PUGET SOUND ENERGY INC
Entity Central Index Key	0000081100
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2012